SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY PLANT AND EQUIPMENT ESTIMATED USEFUL LIVES AND RESIDUAL RATE
	Estimated useful lives	Residual rate
Buildings	20 years	5%
Computers and equipment	1-10 years	0%-5%
Vehicle	4 - 5 years	5%

SCHEDULE OF AMORTIZATION OF FINITE-LIVED INTANGIBLE ASSETS ESTIMATED USEFUL LIVES
Estimated useful lives
Software	1 - 10 years
License	6 years

SCHEDULE OF ACTIVITY IN ALLOWANCE FOR CREDIT LOSSES RELATED TO ACCOUNTS AND NOTES RECEIVABLE AND OTHER RECEIVABLES FROM RELATED PARTIES

The following table summarizes the activity in the allowance for credit losses related to accounts and notes receivable and other receivables from related parties for the years ended December 31, 2024 and 2025:

	Year ended December 31,
	2024	2025
	RMB	RMB
Balance at beginning of the year	16,631	10,965
Current year provision	264	1,522
Reversals	(4,624)	(2,810)
Write-off	(1,306)	(2,927)
Balance at end of the year	10,965	6,750